Share-based compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
23.	Share-based compensation

In March 2010, the Group authorized an employment- related stock incentive plan (the "2010 Plan"). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval. According to the resolutions of the Board of Directors of the Group in April, November 2011 and January 2013, the number of ordinary shares available for issuance under the 2010 Plan was increased to 20,173,225. The majority of options granted under 2010 plan were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.

The Group adopted a share incentive plan (the “2013 Plan”) on September 26, 2013. The 2013 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2013 Plan is 2,800,000 shares as of the date of its adoption. The number of shares reserved for future issuances under the 2013 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, on the first day of each calendar year during the term of the 2013 Plan beginning in 2015, or such lesser number of ordinary shares as determined by the Board of Directors. According to the resolutions of the Board of Directors of the Group in April and December 2015, the number of ordinary shares available for issuance under the 2013 Plan was increased to 17,932,158. The options and RSUs granted under the 2013 Plan were to be vested over three to five years, the majority of which shall have one fourth (1/4) vested and exercisable upon the first anniversary of the date of grant and the remaining shall vest every six months thereafter in equal installments.

As of December 31, 2016, the Group has reserved 3,081,575 ordinary shares available to be granted as share-based awards.

A summary of the Group’s share option activities for the years ended December 31, 2014, 2015 and 2016 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2013	9,846,673	2.02	8.14	168,870
Granted	721,600	18.20
Forfeited and expired	(388,260)	4.08
Exercised	(3,391,943)	0.98		67,128
Outstanding as of December 31, 2014	6,788,070	4.14	7.75	112,925
Granted	1,638,600	20.72
Forfeited and expired	(279,626)	7.22
Exercised	(1,118,334)	3.10		27,785
Outstanding as of December 31, 2015	7,028,710	8.05	7.43	175,250
Granted	—
Forfeited and expired	(646,030)	17.08
Exercised	(934,880)	3.38		19,356
Outstanding as of December 31, 2016	5,447,800	7.78	6.39	43,531
Exercisable as of December 31, 2016	3,812,656	3.78	5.66	40,250
Fully vested and expected to vest as of December 31, 2016	11,798,282

The weighted average grant date fair value of options granted for the years ended December 31, 2014 and 2015 was US$11.43 and US$12.05 per share, respectively.

The following table sets forth the summary of RSUs activities for the years ended December 31, 2014, 2015 and 2016:

		Weighted
		Average	Weighted
		Remaining	Average
	Number of	Contractual	Grant Date
	RSUs	Life	Fair Value
		In years	US$
Unvested as of December 31, 2013	—
Granted	948,600		21.10
Forfeited	(54,000)
Vested	—
Unvested as of December 31, 2014	894,600	9.62
Granted	10,369,278		25.69
Forfeited	(527,274)
Vested	(4,963,116)
Unvested as of December 31, 2015	5,773,488	9.51
Granted	3,597,722		24.63
Forfeited	(1,077,996)
Vested	(1,243,076)
Unvested as of December 31, 2016	7,050,138	9.09
Fully vested and expected to vest as of December 31, 2016	13,256,330

Note:
(1)             In March 2015, in connection with the acquisition of Anjuke, the Company issued 248,216 fully vested RSUs of the Company to former Anjuke’s employees as part of the share consideration. In August 2015, in connection with our strategic investment in Ganji, the Company issued 4,449,002 fully vested RSUs of the Company to former Ganji’s employees as part of the share consideration.

In February 2015, 58 Home, a subsidiary of the Group, adopted its 2015 Share Incentive Plan, or the 58 Home 2015 Plan. The maximum aggregate number of shares which may be issued pursuant to all awards under the 58 Home 2015 Plan is 20,000,000 ordinary shares of 58 Home. The 58 Home 2015 Plan permits the awards of options, restricted shares and restricted share units. Unless terminated earlier, the 58 Home 2015 Plan will terminate automatically in 2025. In connection with the Series A round of equity financing closed on November 27, 2015, the maximum aggregate number of shares which may be issued under the 58 Home 2015 Plan was increased by 2,000,000 ordinary shares of 58 Home.

A summary of the 58 Home’s share option activities for the years ended December 31, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2014	—
Granted	8,921,000	0.11
Forfeited	(979,000)	0.13
Outstanding as of December 31, 2015	7,942,000	0.11	8.99	22,780

In February 2015, 58 Home granted 9,100,000 RSs to selected management members of 58 Home. In April 2015, 58 Home further granted 1,880,000 RSs to a senior management member of the Company under the 58 Home 2015 Plan. All of these RSs were fully vested on the respective grant dates. Share-based compensation expense amounted to RMB12,151 was recognized during the year ended December 31, 2015 with respect to the grant of the RSs. These holders of RSs are referred to as “noncontrolling interests” of 58 Home. Please see Note 5 for details.

The weighted average grant date fair value of options granted for the year ended December 31, 2015 was US$0.15 per share.

Valuation Assumptions:     The Group estimated the fair value of share options using the Binominal option-pricing model with the assistance from an independent valuation firm.

The fair value of each option grant under the 2013 Plan was estimated on the date of grant with the following assumptions:

	2014	2015
Expected volatility	50.80%-53.30%	48.50%-49.00%
Risk-free interest rate (per annum)	3.01%-3.73%	2.67%-2.76%
Exercise multiple	2	2-2.8
Expected dividend yield	0.00%	0.00%
Expected term (in years)	10	10
Expected forfeiture rate (post-vesting)	0.30%-0.40%	0.17%-0.25%
Fair value of the underlying shares on the date of option grants (US$)	19.26-22.95	10.93-24.85

The fair value of each option grant under the 58 Home 2015 Plan was estimated on the date of grant with the following assumptions:

2015
Expected volatility	59.40%-60.00%
Risk-free interest rate (per annum)	2.46%-2.63%
Exercise multiple	2-2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Expected forfeiture rate (post-vesting)	0.25%
Fair value of the underlying shares on the date of option grants (US$)	0.10-0.27

The Group estimated the risk free rate based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

Share-based compensation expenses for the share-based awards which are based on service conditions are recognized using the straight-line attribution approach.

For the years ended December 31, 2014, 2015 and 2016, the Group recognized share-based compensation expenses of RMB37,933, RMB176,605 and RMB266,575, respectively for share options and RSUs granted.

As of December 31, 2016, there was a total of RMB1,090,129 unrecognized compensation expenses, adjusted for estimated forfeitures, related to non-vested share-based compensation arrangement under the 2010 and 2013 Plan. The expense is expected to be recognized over a weighted average period of 3.37 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures.